Risk Lose Money [Member] Investment Objectives and Goals - Emerging Markets Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.